Short-Term Investments - Schedule of Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Short-term investments	$ 29,427	$ 40,993
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments		9,695
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	$ 29,427	$ 31,298